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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: January 31

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Diversified Real Return Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 24.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	48,639	272,864
Total Alternative Strategies Funds (Cost $238,846)		272,864

Exchange-Traded Funds 6.2%

iShares MSCI Saudi Arabia Capped ETF	1,740	43,848
iShares U.S. Real Estate ETF	36	2,877
Vanguard Extended Duration Treasury ETF	186	21,734
Total Exchange-Traded Funds (Cost $66,432)		68,459

Fixed-Income Funds 61.4%

Floating Rate 35.2%
Columbia Floating Rate Fund, Class Y Shares(a)	42,599	386,803
High Yield 5.5%
Columbia High Yield Bond Fund, Class Y Shares(a)	9,858	29,378
Columbia Income Opportunities Fund, Class Y Shares(a)	3,052	30,672
Total		60,050
Inflation Protected Securities 15.9%
Columbia Inflation Protected Securities Fund, Class Y Shares(a)	18,577	174,621
Investment Grade 4.8%
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	4,726	52,551
Total Fixed-Income Funds (Cost $649,894)		674,025
Inflation-Indexed Bonds(c) 2.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 0.7%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2041	2.550%	EUR	5,508	7,875
United States 1.4%
U.S. Treasury Inflation-Indexed Bond
02/15/2042	0.750%		16,298	15,775
Total Inflation-Indexed Bonds (Cost $22,637)				23,650

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(e)	49,260	49,260
Total Money Market Funds (Cost $49,259)		49,260
Total Investments (Cost: $1,027,068)		1,088,258
Other Assets & Liabilities, Net		9,410
Net Assets		1,097,668

At October 31, 2017, securities and/or cash totaling $1,460 were pledged as collateral.
Investments in derivatives
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.991%	6-Month GBP LIBOR-BBA	Receives Semi annually, Pays Semi annually	Morgan Stanley International	05/14/2019	GBP	250,000	8,407	—	—	8,407	—
Columbia Diversified Real Return Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Diversified Real Return Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	39,125	10,011	(49,136)*	—	—	(35,028)	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	58,691*	(10,052)	48,639	(5,247)	34,018	—	272,864
Columbia Floating Rate Fund, Class I Shares	35,904	120	(36,024)*	—	—	(2,380)	1,926	—
Columbia Floating Rate Fund, Class Y Shares	—	48,488*	(5,889)	42,599	(1,281)	4,525	8,897	386,803
Columbia High Yield Bond Fund, Class I Shares	9,493	39	(9,532)*	—	—	(109)	206	—
Columbia High Yield Bond Fund, Class Y Shares	—	9,858*	—	9,858	—	600	867	29,378
Columbia Income Opportunities Fund, Class I Shares	2,944	12	(2,956)*	—	—	107	212	—
Columbia Income Opportunities Fund, Class Y Shares	—	3,052*	—	3,052	—	444	880	30,672
Columbia Inflation Protected Securities Fund, Class I Shares	29,069	—	(29,069)*	—	—	(31,666)	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	29,407*	(10,830)	18,577	11,711	18,563	4,598	174,621
Columbia Short-Term Cash Fund, 1.177%	196,006	246,463	(393,209)	49,260	(4)	1	309	49,260
Columbia U.S. Treasury Index Fund, Class Y Shares	—	4,726	—	4,726	—	(1)	252	52,551
Total	312,541	410,867	(546,697)	176,711	5,179	(10,926)	18,147	996,149

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $7,875, which represents 0.72% of net assets.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Currency Legend
EUR	Euro
GBP	British Pound
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia Diversified Real Return Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Diversified Real Return Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	272,864	—	—	—	272,864
Exchange-Traded Funds	68,459	—	—	—	68,459
Fixed-Income Funds	674,025	—	—	—	674,025
Inflation-Indexed Bonds	—	23,650	—	—	23,650
Money Market Funds	—	—	—	49,260	49,260
Total Investments	1,015,348	23,650	—	49,260	1,088,258
Derivatives
Asset
Swap Contracts	—	8,407	—	—	8,407
Total	1,015,348	32,057	—	49,260	1,096,665
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Diversified Real Return Fund | Quarterly Report 2017	3

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 21, 2017

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date December 21, 2017